Trade Receivables - Summary of the Loss Allowance of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Add: Net remeasurement of loss allowance	$ 519	$ 642	$ 1,801
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Add: Net remeasurement of loss allowance	519	642	1,801
Less: Written off	(26)	(13)	(2,003)
Effect of foreign exchange difference	19	46	4
Trade receivables | Loss allowance (Lifetime ECL)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	904	229	427
Financial assets at end of period	$ 1,416	$ 904	$ 229